IMPAIRMENT, NET OF REVERSALS (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT, NET OF REVERSALS
Schedule of impairment, net of reversals, on assets
	Years ended December 31,
	2017	2016
Property, plant and equipment (i)	$21.5	$68.3
Inventory and other assets (ii)	—	71.3

	$21.5	$139.6